Templeton Dragon Fund, Inc.
Consolidated Statement of Investments, March 31, 2019 (unaudited)
		Country	Shares	Value
	Common Stocks 98.0%
	Auto Components 0.4%
[a]	Fuyao Glass Industry Group Co. Ltd., A	China	447,456	$ 1,621,949
	Weifu High-Technology Co. Ltd., B	China	566,721	1,210,697
[b]	Xinchen China Power Holdings Ltd.	China	1,900,000	102,867
				2,935,513
	Automobiles 2.4%
	Chongqing Changan Automobile Co. Ltd., B	China	5,357,619	2,846,040
	Dongfeng Motor Group Co. Ltd., H	China	9,654,000	9,666,360
	Jiangling Motors Corp. Ltd., B	China	4,836,708	5,995,091
				18,507,491
	Banks 9.5%
[a]	Bank of Ningbo Co. Ltd., A	China	2,345,100	7,420,971
	China Construction Bank Corp., H	China	29,282,272	25,104,579
[a]	China Merchants Bank Co. Ltd., A	China	3,525,546	17,816,691
[a]	Industrial and Commercial Bank of China Ltd., A	China	8,958,218	7,433,984
	Industrial and Commercial Bank of China Ltd., H	China	20,157,155	14,764,889
				72,541,114
	Beverages 2.6%
[a]	Kweichow Moutai Co. Ltd., A	China	80,819	10,282,793
[a]	Wuliangye Yibin Co. Ltd., A	China	692,600	9,802,817
				20,085,610
	Capital Markets 0.9%
	China Everbright Ltd.	China	1,524,000	3,020,840
[a]	GF Securities Co. Ltd., A	China	1,520,135	3,662,157
				6,682,997
	Communications Equipment 0.2%
[a]	Hytera Communications Corp. Ltd., A	China	616,900	1,007,326
[a]	Shenzhen Sunway Communication Co. Ltd., A	China	204,000	875,929
				1,883,255
	Electric Utilities 0.7%
	CK Infrastructure Holdings Ltd.	Hong Kong	642,600	5,275,902
	Electrical Equipment 1.6%
[a]	Guoxuan High-Tech Co. Ltd., A	China	205,900	539,594
[a]	Luxshare Precision Industry Co. Ltd., A	China	3,139,700	11,600,712
				12,140,306
	Electronic Equipment, Instruments & Components 3.0%
[a]	AVIC Jonhon Optronic Technology Co. Ltd., A	China	1,237,377	7,492,048
[a]	BOE Technology Group Co. Ltd., A	China	4,227,300	2,456,250
	Flytech Technology Co. Ltd.	Taiwan	405,000	1,025,100
[a]	Hangzhou Hikvision Digital Technology Co. Ltd., A	China	1,422,300	7,431,420
[a]	Leyard Optoelectronic Co. Ltd., A	China	3,418,800	4,523,051
				22,927,869
	Entertainment 1.5%
[a]	Ciwen Media Co. Ltd., A	China	137,620	221,232
	Poly Culture Group Corp. Ltd., H	China	1,083,500	1,518,290
[a]	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., A	China	368,300	762,713
[a]	Zhejiang Huace Film & TV Co. Ltd., A	China	7,305,953	8,707,865
				11,210,100
Quarterly Statement of Investments  |  See Notes to Consolidated Statement of Investments.  |  1

Templeton Dragon Fund, Inc.
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Shares	Value
	Common Stocks (continued)
	Food & Staples Retailing 2.6%
	Beijing Jingkelong Co. Ltd., H	China	3,959,929	$ 807,124
	Dairy Farm International Holdings Ltd.	Hong Kong	2,225,678	18,673,439
				19,480,563
	Food Products 3.8%
[a]	Henan Shuanghui Investment & Development Co. Ltd., A	China	659,446	2,539,713
	Uni-President China Holdings Ltd.	China	24,224,700	23,761,959
	Uni-President Enterprises Corp.	Taiwan	1,181,831	2,864,952
				29,166,624
	Health Care Equipment & Supplies 1.1%
	Ginko International Co. Ltd.	Taiwan	1,112,000	8,396,941
	Health Care Providers & Services 1.7%
[a]	China National Accord Medicines Corp. Ltd., A	China	671,601	5,152,038
[a]	Huadong Medicine Co. Ltd., A	China	918,902	4,467,156
	Sinopharm Group Co. Ltd., H	China	882,000	3,674,087
				13,293,281
	Hotels, Restaurants & Leisure 0.4%
[a]	Huangshan Tourism Development Co. Ltd., A	China	1,511,646	2,675,539
	Household Durables 1.7%
[a]	Gree Electric Appliances Inc. of Zhuhai, A	China	343,576	2,416,583
[a]	Midea Group Co. Ltd., A	China	1,353,016	9,823,000
[a]	Qingdao Haier Co. Ltd., A	China	399,400	1,018,129
				13,257,712
	Independent Power & Renewable Electricity Producers 0.2%
[a]	China Yangtze Power Co. Ltd., A	China	747,164	1,877,914
	Industrial Conglomerates 1.6%
	CK Hutchison Holdings Ltd.	Hong Kong	366,000	3,844,190
	Hopewell Holdings Ltd.	Hong Kong	1,746,600	8,588,432
				12,432,622
	Insurance 7.8%
	AIA Group Ltd.	Hong Kong	3,234,980	32,205,771
	China Life Insurance Co. Ltd., H	China	3,240,000	8,708,845
[a]	Ping An Insurance (Group) Co. of China Ltd., A	China	1,597,150	18,346,148
				59,260,764
	Interactive Media & Services 10.0%
[b]	Baidu Inc., ADR	China	45,100	7,434,735
	Tencent Holdings Ltd.	China	1,494,700	68,737,597
				76,172,332
	Internet & Direct Marketing Retail 8.9%
[b]	Alibaba Group Holding Ltd., ADR	China	335,010	61,122,574
[b]	Ctrip.com International Ltd., ADR	China	145,300	6,348,157
				67,470,731
	IT Services 1.8%
	TravelSky Technology Ltd., H	China	5,222,059	13,803,620
	Machinery 1.2%
[a]	Shenzhen Inovance Technology Co. Ltd., A	China	1,113,700	4,352,225
[a]	Zhengzhou Yutong Bus Co. Ltd., A	China	2,262,802	4,527,593
				8,879,818
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Templeton Dragon Fund, Inc.
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Shares	Value
	Common Stocks (continued)
	Marine 0.6%
	COSCO Shipping Energy Transportation Co. Ltd., H	China	7,648,000	$ 4,384,232
	Oil, Gas & Consumable Fuels 6.5%
	China Petroleum & Chemical Corp., H	China	38,185,000	30,110,402
	CNOOC Ltd.	China	4,418,800	8,274,748
	PetroChina Co. Ltd., H	China	17,219,500	11,165,326
				49,550,476
	Paper & Forest Products 1.3%
	Nine Dragons Paper Holdings Ltd.	China	10,151,301	9,672,894
	Pharmaceuticals 3.6%
[a]	Jiangsu Hengrui Medicine Co. Ltd., A	China	2,043,743	19,919,647
[a]	Kangmei Pharmaceutical Co. Ltd., A	China	2,082,383	3,242,065
	Tong Ren Tang Technologies Co. Ltd., H	China	1,636,300	2,197,033
[a]	Yifan Pharmaceutical Co. Ltd., A	China	910,200	1,796,791
				27,155,536
	Real Estate Management & Development 1.4%
[a]	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	China	834,000	2,862,815
	China Overseas Land & Investment Ltd.	China	1,352,000	5,132,466
	CK Asset Holdings Ltd.	Hong Kong	284,000	2,525,265
				10,520,546
	Semiconductors & Semiconductor Equipment 10.1%
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	9,713,136	77,280,752
	Software 0.6%
[a]	Beijing Thunisoft Corp. Ltd., A	China	1,522,000	4,823,108
	Textiles, Apparel & Luxury Goods 5.1%
	Anta Sports Products Ltd.	China	5,680,200	38,640,078
	Transportation Infrastructure 1.0%
	COSCO Shipping Ports Ltd.	China	7,066,174	7,633,317
	Wireless Telecommunication Services 2.2%
	China Mobile Ltd.	China	1,632,500	16,637,049
	Total Common Stocks (Cost $397,949,113)			746,656,606
	Short Term Investments (Cost $8,722,326) 1.2%
	Money Market Funds 1.2%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	8,722,326	8,722,326
	Total Investments (Cost $406,671,439) 99.2%			755,378,932
	Other Assets, less Liabilities 0.8%			6,200,919
	Net Assets 100.0%			$761,579,851

See Abbreviations on page 6.
[a]The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
[b]Non-income producing.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  3

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)
1.   ORGANIZATION
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
  |  4

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	539,399	11,168,465	(2,985,538)	8,722,326	$8,722,326	$24,073	$ —	$ —
5.  INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Templeton Dragon Fund. At March 31, 2019, the China Fund’s investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2019, the net assets of the China Fund were $199,518,971, representing 26.2% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
  |  5

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:
Machinery	$4,527,593	$4,352,225	$—	$8,879,818
All Other Equity Investments	737,776,788	—	—	737,776,788
Short Term Investments	8,722,326	—	—	8,722,326
Total Investments in Securities	$751,026,707	$4,352,225	$ —	$755,378,932

[a]For detailed categories, see the accompanying Consolidated Statement of Investments.
7.   SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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